Non-financial Assets and Liabilities - Summary of Provisions (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Other Provisions [Line Items]
Current provisions	$ 29,197	$ 7,264
Non-current provisions	27,563	48,329
Total provisions	56,760	55,593
Contingent Consideration
Disclosure Of Other Provisions [Line Items]
Current provisions	19,699	1,033
Non-current provisions	25,467	46,501
Total provisions	45,166	47,534
Employee Benefits
Disclosure Of Other Provisions [Line Items]
Current provisions	5,748	4,231
Non-current provisions	83	86
Total provisions	5,831	4,317
Provision for License Agreements
Disclosure Of Other Provisions [Line Items]
Current provisions	3,750	2,000
Non-current provisions	2,013	1,742
Total provisions	$ 5,763	$ 3,742